Financial and capital risks management (Cash flow interest rate risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
50 basis points higher of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ 789	¥ 520
50 basis points higher of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	6	7
50 basis points lower of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(789)	(520)
50 basis points lower of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(6)	(7)
100 basis points higher of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	72	59
100 basis points lower of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ (72)	¥ (59)